Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities
Schedule of company's consolidated subsidiaries and variable interest entities

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries	incorporation	economic ownership	Principal activities
Yuanbao (Hong Kong) Limited (“Yuanbao HK”)	Hong Kong, China Y2019	100%	Investment holding
Hong Kong ASIA International Insurance Brokers Limited (“HK Insurance Brokers”)	Hong Kong, China Y2021	100%	Insurance distribution services
Yuanbao Kechuang (Beijing) Technology Co., Ltd. (“Yuanbao Kechuang” or “primary beneficiary of the VIE”)	Beijing, China Y2020	100%	System services

	Place and	Percentage of
	year of	direct or indirect
The VIE	incorporation	economic interest	Principal activities
Yuanbao Shuke (Beijing) Technology Co., Ltd. (“Yuanbao Shuke”)	Beijing, China Y2019	100%	System services

	Place and
	year of	Percentage of
	incorporation /	direct or indirect
Major subsidiaries of the VIE	acquisition	economic interest	Principal activities
Yuanbao Insurance Brokerage (Beijing) Co., Ltd.	Beijing, China Y2005	100%	Insurance distribution services
Shouxin Insurance Agency (Guangdong) Co., Ltd.	Beijing, China Y2010	100%	Insurance distribution services

Schedule of consolidated financial statements of VIE and its subsidiaries

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	561,777	585,882
Time deposits	80,000	80,266
Restricted cash	15,000	15,096
Short-term investments	21,560	—
Accounts receivable, net	86,501	119,148
Prepayments and other current assets, net	10,146	10,623
Total current assets	774,984	811,015
Non-current assets:
Property and equipment, net	1,568	1,457
Intangible assets, net	57,684	57,640
Right-of-use assets	2,856	848
Deferred tax assets, net	6,936	33,338
Other non-current assets, net	—	6,900
Total non-current assets	69,044	100,183
TOTAL ASSETS	844,028	911,198

Current liabilities:
Accounts payable	3,819	5,570
Contract liabilities	117,591	63,440
Salary and welfare payable	13,209	12,029
Taxes payable	1,804	1,913
Accrued expenses and other current liabilities	522,838	577,055
Current lease liabilities	2,006	662
Amounts due to the subsidiaries of the Company, current	184,619	256,703
Total current liabilities	845,886	917,372
Non-current liabilities:
Non-current lease liabilities	813	123
Deferred tax liabilities, net	14,795	14,333
Total non-current liabilities	15,608	14,456
TOTAL LIABILITIES	861,494	931,828

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue	803,906	1,438,597	1,658,159
Net income/(loss) from continuing operations	12,237	25,933	(9,852)
Net loss from discontinued operations	(2,069)	—	—
Net income/(loss)	10,168	25,933	(9,852)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash and cash equivalents and restricted cash provided by continuing operating activities	123,156	349,753	8,837
Net cash and cash equivalents and restricted cash provided by discontinued operating activities	15,365	—	—
Net cash and cash equivalents and restricted cash provided by/(used in) continuing investing activities	4,203	(81,861)	15,364
Net cash and cash equivalents and restricted cash used in discontinued investing activities	(31,699)	—	—
Net cash and restricted cash provided by/(used in) financing activities	27,800	(74,000)	—
Net increase in cash and cash equivalents and restricted cash	138,825	193,892	24,201